Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP INVSAL
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of investments
The following presents the Master Trust’s investments and the Plan’s interest in Master Trust, at fair value, at December 31 (in thousands):

	2025		2024
	Master Trust Balance	Plan’s Interest in Master Trust Balance	Master Trust Balance	Plan’s Interest in Master Trust Balance
Collective Trust Funds	$4,503,842	$4,103,621	$3,941,764	$3,598,232
Short-Term Investment Funds	607,596	574,376	224,827	190,789
Corning Common Stock	487,273	384,622	310,647	243,401
Preferred Stock	387	—	387	—
	5,599,098	5,062,619	4,477,625	4,032,422

Receivable from Securities Sold, Dividends, and Other	13,506	12,111	9,881	8,552
Accrued Investment Manager Fees	(3)	—	(50)	(15)
	$5,612,601	$5,074,730	$4,487,456	$4,040,959

Investment income of the Master Trust for the year ended December 31, 2025 is as follows (in thousands):

Master Trust
Net appreciation in fair value of investments	$916,651
Interest and dividends	16,521
Total investment income	$933,172